Deconsolidation - Schedule of Net Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Net Assets [Line Items]
Total current assets	¥ 216,613	$ 30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total gain loss on disposal	¥ 1,416,187	$ 197,010
Disposal of Shenzhen Kuxuanyou and its subsidiaries [Member]
Schedule of Net Assets [Line Items]
Total current assets			¥ 3,583,579	$ 505,962	¥ 13,370,652
Total other assets			115,270	16,275	25,022
Total assets			3,698,849	522,237	13,395,674
Total current liabilities			301,464	42,563	22,402,087
Total net assets			3,397,385	479,674	(9,006,413)
Noncontrolling interests					53,661
Total consideration
Total gain loss on disposal			¥ 17,801,786	$ 2,526,259	¥ 8,952,752